Short-term bank loans (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Short-term Bank Loans and Notes Payable	$ 6,861,208	$ 7,683,014
Loan payable One [Member] | Loan payable to Bank of China Lishui Branch [Member]
Short-term Bank Loans and Notes Payable	4,132,808	4,808,314
Loan payable Two [Member] | Loan payable to SPD Bank Lishui Branch [Member]
Short-term Bank Loans and Notes Payable	$ 2,728,400	$ 2,874,700